Fair Value Measurements - Summary of Information About Liabilities Measured at Fair Value on Recurring Basis (Detail) - Rigetti Holdings [Member] - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Liabilities:
Convertible Notes		$ 26,892,459
Simple agreement for future equity		1,882,397
Total Liabilities	$ 0
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Convertible Notes		0
Simple agreement for future equity		0
Total Liabilities		0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Convertible Notes		0
Simple agreement for future equity		0
Total Liabilities		0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Convertible Notes		26,892,459
Simple agreement for future equity		1,882,397
Total Liabilities		$ 28,774,856